Deferred Revenue and Revenue Recognition (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 28, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue Recognition, Milestone Method [Line Items]
Revenue, Net		$ 467,000	$ 0	$ 0
Deferred Revenue		1.6
Deferred Revenue, Current		1,094,000	0
Deferred Revenue, Noncurrent		$ 529,000	$ 0
Samil Pharm. Co. Ltd [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	$ 2,100,000
Accrued Royalties	$ 6,000,000